Cash and Cash Equivalents	12 Months Ended
Dec. 31, 2022
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Cash and Cash Equivalents	24. Cash and Cash Equivalents As of the reporting date, the balance of cash funds amounted to €10,238 thousand (2021: €48,143 thousand, 2020: €43,198) and comprises primarily balances held with banks.